Note 29 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 4,459,487	$ 4,089,129
Total long-lived assets	341,623	316,517
Total long-lived assets	3,654,565	2,114,150
UNITED STATES
Revenues	2,542,270	2,232,277
Total long-lived assets	2,270,468	1,442,476
CANADA
Revenues	467,975	437,307
Total long-lived assets	76,071	81,897
Euro Currency Countries [Member]
Revenues	411,834	343,364
Total long-lived assets	367,749	269,104
AUSTRALIA
Revenues	277,488	320,959
Total long-lived assets	111,013	72,572
UNITED KINGDOM
Revenues	218,304	170,896
Total long-lived assets	527,157	70,968
CHINA
Revenues	96,222	108,898
Total long-lived assets	7,410	9,908
Other Geographic Locations [Member]
Revenues	445,394	475,428
Total long-lived assets	$ 294,697	$ 167,225